SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Liquidity Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Current liabilities	$ 47,535
Working Capital Deficit	259,321
Net income(loss)	(9,590)	$ (56,582)	$ 13,454
Net change in cash, cash equivalents, and restricted cash	$ 71,704	$ 94,568	$ 59,602	$ 65,529